Stock-based compensation - Stock-based compensation expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Stock-based compensation expense
Total stock-based compensation	$ 1,102,000	$ 503,000	$ 3,521,000	$ 3,322,000
Total unrecognized compensation expense	7,300,000		$ 7,300,000
Stock options accounted for as liabilities
Stock-based compensation expense
Total stock-based compensation				(127,000)
Employee and directors stock options
Stock-based compensation expense
Estimated weighted average period over which expense is expected to be recognized			2 years 6 months
Research and development
Stock-based compensation expense
Total stock-based compensation	205,000	158,000	$ 401,000	1,105,000
General and administration expense
Stock-based compensation expense
Total stock-based compensation	$ 897,000	$ 345,000	$ 3,120,000	$ 2,217,000